EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE

The earnings and weighted average number of shares used in the calculation of basic and diluted earnings per share are as follows:

	For the year ended December 31,
	2025	2024	2023
Net income for the year attributable to owners of the Company	102,918	165,732	158,538
Weighted average number of shares (in thousands) for the purpose of basic earnings per share	44,228	43,402	42,601
Weighted average number of shares (in thousands) for the purpose of diluted earnings per share	45,005	44,589	43,594
BASIC EARNINGS PER SHARE	$2.33	$3.82	$3.72
DILUTED EARNINGS PER SHARE	$2.29	$3.72	$3.64

The following potential ordinary shares are anti-dilutive and are therefore excluded from the weight average number of ordinary shares for the purpose of diluted earnings per share:

	For the year ended December 31,
	2025	2024	2023
Shares (in thousands) not-deemed to be issued in respect of employee options	284	43	67